Other Debt - Future Maturities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Disclosure [Abstract]
2014	$ 12,851
2015	11,862
2016	12,516
2017	26,890
2018	610,767
Thereafter	433,430
Total	$ 1,108,316